RELATED PARTY TRANSACTIONS (Details 2)	2 Months Ended
Dec. 31, 2023 USD ($) shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Subscription amount | $	$ 825,000
Shares	6,600,000
Warrants	6,600,000
Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Subscription amount | $	$ 125,000
Shares	1,000,000
Warrants	1,000,000
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Subscription amount | $	$ 250,000
Shares	2,000,000
Warrants	2,000,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Subscription amount | $	$ 200,000
Shares	1,600,000
Warrants	1,600,000
P B I C [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Subscription amount | $	$ 250,000
Shares	2,000,000
Warrants	2,000,000